As filed with the Securities and Exchange Commission on June 27, 2014

  File No. 333-176657
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 10  ☒

  and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 217  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

Depositor's Telephone Number, including Area Code

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

ELISABETH M. BENTZINGER, Esquire

Sutherland Asbill & Brennan LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b) of Rule 485

☐  On September 1, 2014, pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a) of Rule 485

☒  On September 1, 2014 pursuant to paragraph a(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Supplement Dated September 1, 2014
to
Prospectus Dated May 1, 2014

For
Protective Dimensions Variable Annuity Contracts

(Contracts issued before December 3, 2012)

Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement clarifies and amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Increase in Basic SecurePay Rider Fee

Effective [September 5, 2014], we will increase the current fee for the basic SecurePay rider, a Protected Lifetime Income Benefit rider under your Contract. The maximum fee will not change. Please note that the current fee for the SecurePay FX rider is not changing.

Increase in Current Fee. Accordingly, the following table sets forth the new current fee for the basic SecurePay rider.

Monthly SecurePay Fee (as an annualized percentage of the Benefit Base on each Monthly
Anniversary Day, beginning with the 1st Monthly Anniversary Day following election of the rider)

	Maximum	Current ([Effective 9/5/14])*
SecurePay riders issued on or after May 1, 2012:
Purchase of SecurePay rider at time of Contract Purchase	1.40%	0.80%
Purchase of SecurePay rider under RightTime® option	1.40%	0.90%
SecurePay riders issued before May 1, 2012:
Purchase of SecurePay rider at time of Contract Purchase	1.40%	0.80%
Purchase of SecurePay rider under RightTime® option	1.40%	0.90%

This information replaces the current fee information for the basic SecurePay rider as disclosed in the Periodic Charges fee table in your Prospectus, as well as the current fee for the basic SecurePay rider set forth in the Protected Lifetime Income Benefits ("SecurePay") With RightTime Option and the Charges and Deductions sections of your Prospectus.

Example of Charges. The examples shown in your Prospectus assume the purchase of the SecurePay FX rider, and therefore will not change as a result of this basic SecurePay rider fee increase.

Declining the Fee Increase. You may elect not to pay this increased SecurePay Fee. We have provided separate notification to you of this increase, which will include instructions for declining the increased SecurePay Fee.

If you accept the increased fee, there is no need to do anything further. We will apply the increase to your rider on the above referenced effective date.

If you elect not to pay the increased SecurePay Fee, your basic SecurePay rider will not terminate, and you will continue to be assessed your current SecurePay Fee. However, your subsequent SecurePay Anniversary Values under the rider will be $0 and you will give up the opportunity for any future increases in the Benefit Base.

* * *

For more information on the SecurePay riders, please refer to your SecurePay Protected Lifetime Income Benefit rider and your Prospectus, especially the Protected Lifetime Income Benefits ("SecurePay") With RightTimeSM Option section.

1

EXPLANATORY COMMENT

The prospectuses included in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File Nos. 333-176657 and 811-8108) filed on April 28, 2014 are incorporated herein by reference.

PART B

INFORMATION REQUIRED TO BE IN THE STATEMENT OF ADDITIONAL INFORMATION

EXPLANATORY COMMENT

The statement of additional information included in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File Nos. 333-176657 and 811-8108) filed on April 28, 2014 is incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Distribution Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(23)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

(c)  Distribution Agreement between IDI and PLICO(25)

  (i)  Second Amended Distribution Agreement between IDI and PLICO(31)

4.  (a)  Protective Dimensions Contract(24)

(b)  Max Anniversary Value Death Benefit(24)

(c)  Guaranteed Account Endorsement(24)

(d)  Waiver of Surrender Charge Endorsement(24)

(e)  Return of Purchase Payments Death Benefit Rider(24)

(f)  Annuity Option Bonus Endorsement(24)

(g)  Benefit Based Fee Endorsement(24)

(h)  SecurePay Rider(24)

(i)  SecurePay FX Rider(24)

  (i)  Revised SecurePay FX Rider(28)

  (ii)  Revised SecurePay FX Rider(29)

(j)  Roth IRA Endorsement(24)

(k)  Traditional IRA Endorsement(24)

(l)  Medical Evaluation(24)

(m)  Increased Withdrawal Percentage(24)

(n)  Enhanced Death Benefit(24)

5.  Protective Dimensions Application(24)

6.  (a)  Charter of Protective Life Insurance Company(1)

(b)  By-Laws of Protective Life Insurance Company(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(16)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(16)

(e)  2011 Amended and Restated Charter of Protective Life Insurance Company(24)

(f)  2011 Amended and Restated By-Laws of Protective Life Insurance Company(24)

7.  Reinsurance Agreement (Not applicable)

8.  (a)  Participation Agreement (Oppenheimer Variable Account Funds)(3)

(b)  Participation Agreement (MFS Variable Insurance Trust)(3)

  (i)  Form of Amended and Restated Participation Agreement re MFS Variable Insurance Trust II (MFS Variable Insurance Trust)(27)

(c)  Participation Agreement (Van Kampen Life Investment Trust)(6)

(d)  Participation Agreement (Lord Abbett Series Fund)(7)

(e)  Participation Agreement for Class II Shares (Van Kampen)(4)

(f)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(4)

(g)  Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(4)

(h)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(4)

(i)  Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(8)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust)(22)

(j)  Participation Agreement (Fidelity Variable Insurance Products)(12)

(k)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(13)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust)(22)

(l)  Amended and Restated Participation Agreement (Fidelity Variable Insurance Products)(13)

(m)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(16)

(n)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(16)

(o)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(16)

(p)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(16)

(q)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(16)

(r)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(16)

(s)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(16)

(t)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(16)

(u)  Participation Agreement (American Funds Insurance Series)(19)

(v)  Rule 22c-2 Shareholder Information Agreement (American Funds Insurance Series)(19)

(w)  Participation Agreement (Legg Mason)(21)

(x)  Participation Agreement (Royce Capital)(21)

(y)  Participation Agreement (PIMCO)(21)

  (i)  Form of Novation of and Amendment to Participation Agreement (PIMCO Variable Insurance Trust)(22)

  (ii)  Form of Amendment to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust)(22)

(z)  Rule 22c-2 Information Sharing Agreement (Royce)(21)

(aa)  Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds))(22)

9.  Opinion and Consent of Max Berueffy, Esq.(24)

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP(33)

(b)  Consent of PricewaterhouseCoopers LLP(33)

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of attorney(32)

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 47 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

(5)  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.

(6)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(8)  Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.

(9)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on May 3, 2004.

(10)  Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on April 20, 2005.

(11)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on May 6, 2004.

(12)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.

(13)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.

(15)  Incorporated herein by reference to Post-Effective Amendment No.7 to the Form N-4 Registration Statement (File No.333-112892), filed with the Commission on March 2, 2007.

(16)  Incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(17)  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on January 3, 2008.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 29, 2008.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(20)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on April 29, 2009.

(21)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(22)  Incorporated herein by reference to Post Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(23)  Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on June 17, 2011.

(24)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 333-176657) filed with the Commission on September 2, 2011.

(25)  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-153041) filed with the Commission on September 16, 2011.

(26)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-176657) filed with the Commission on February 24, 2012.

(27)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-176657) filed with the Commission on April 24, 2012.

(28)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-176657) filed with the Commission on June 20, 2012.

(29)  Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-176657) filed with the Commission on November 16, 2012.

(30)  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-176657) filed with the Commission on April 23, 2013.

(31)  Incorporated herein by reference to the Post Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-190294) filed with the Commission on April 25, 2014.

(32)  Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-176657), filed with the Commission on April 28, 2014.

(33)  To be filed by amendment.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, Chief Executive Officer, President, and Director
Richard J. Bielen	Vice Chairman and Chief Financial Officer and Director
Carl S. Thigpen	Executive Vice President, Chief Investment Officer and Director
Deborah J. Long	Executive Vice President, General Counsel and Secretary
Michael G. Temple	Executive Vice President and Chief Risk Officer
John Sawyer	Senior Vice President and Chief Distribution Officer
Nancy Kane	Senior Vice President, Acquisitions and Corporate Development
Frank Sottosanti	Senior Vice President and Chief Marketing Officer
Lance Black	Senior Vice President and Treasurer
Scott Karchunas	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer
Phil Passafiume	Senior Vice President and Director, Fixed Income

Name and Principal Business Address	Position and Offices with Depositor
Robert Bedwell	Senior Vice President, Mortgage Loans
Mark Cyphert	Senior Vice President and Chief Information and Operations Officer
Stephane Goyer	Senior Vice President and Head of Insurance Risk
Richard Kurtz	Senior Vice President, Dealer Sales, APD
Aaron C. Seurkamp	Senior Vice President, Life Sales
Steve M. Callaway	Senior Vice President and Senior Associate Counsel
David M. Loper	Senior Vice President and Senior Associate Counsel
Barrie B. Stokes	Senior Vice President and Senior Associate Counsel

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2013 (File No. 1-11339) filed with the Commission on February 28, 2014.

Item 27. Number of Contractowners.

As of May 31, 2014, there were 28,373 contract owners of Protective Dimensions individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President and Director	Vice President, New Business Operations, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Second Vice President, LLC Commissions
Steve M. Callaway	Chief Compliance Officer, Secretary and Director	None
Julena Johnson	Assistant Compliance Officer	Senior Compliance Analyst II
Carol Majewski	Assistant Compliance Officer	Director II, Compliance Officer
Letitia Morsch	Assistant Secretary	Second Vice President, Annuity and VUL Administration
Lawrence Debnar	Assistant Financial Officer	Vice President, Financial Reporting
Joseph F. Gilmer	Chief Financial Officer and Director	Assistant Vice President, Annuity Financial Reporting
Rayburn Tennant	Chief Financial Officer	None

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectuses that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on June 27, 2014.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

BY:  *

  John D. Johns, President
  Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

BY:  *

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	June 27, 2014
* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	June 27, 2014
* Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	June 27, 2014
* Carl S. Thigpen	Executive Vice President, Chief Investment Officer and Director	June 27, 2014
*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		June 27 2014